Net Loss per Share - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted shares and stock options
Net Loss per Share
Potentially dilutive securities	1,094,413	733,756	2,715,984
Redeemable Convertible Preferred Shares
Net Loss per Share
Potentially dilutive securities		12,735,807	12,735,807